Share capital - Loss per share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Net (loss) earnings	$ (66.8)	$ 140.6
Basic weighted average number of shares outstanding (in shares)	681.9	680.8
Stock options (in shares)	0.0	1.6
Diluted weighted average number of shares outstanding (in shares)	681.9	682.4
Basic (in dollars per share)	$ (0.10)	$ 0.21
Diluted (in dollars per share)	$ (0.10)	$ 0.21